UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21969
                                                     ---------

                          The Gabelli Global Deal Fund
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            GLOBAL DEAL
                                                            FUND

                          THE GABELLI GLOBAL DEAL FUND

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

     Since it commenced operations on January 31, 2007, The Gabelli Global Deal Fund has gained 4.46% on a net asset value ("NAV") basis while the 3 Month U.S. Treasury Bill Index rose 3.50% over the same period. The Fund's market price on September 30, 2007, was $17.13, which equates to a 10.31% discount to its NAV of $19.10.

      Enclosed is the investment portfolio as of September 30, 2007.
--------------------------------------------------------------------------------
                     RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                     --------------------------------------
                                                                     SINCE
                                                                   INCEPTION
                                                      QUARTER     (01/31/07)
                                                      -------     ----------
  GABELLI GLOBAL DEAL FUND
    NAV TOTAL RETURN (B)...........................    1.47%         4.46%
    INVESTMENT TOTAL RETURN (C)....................   (5.26)       (10.53)

  3 Month U.S. Treasury Bill Index.................    1.34          3.50
  S&P 500 Index....................................    2.33          7.50

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE 3 MONTH U.S. TREASURY BILL INDEX IS COMPRISED OF A SINGLE ISSUE PURCHASED AT THE BEGINNING OF THE MONTH AND HELD FOR A FULL MONTH. AT THE END OF THE MONTH, THAT ISSUE IS SOLD AND ROLLED INTO THE OUTSTANDING TREASURY BILL THAT MATURES CLOSEST TO, BUT NOT BEYOND THREE MONTHS FROM THE RE-BALANCING DATE. TO QUALIFY FOR SELECTION, AN ISSUE MUST HAVE SETTLED ON OR BEFORE THE RE-BALANCING (MONTH END) DATE. THE STANDARD & POOR'S ("S&P") 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE 3 MONTH U.S. TREASURY BILL INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                          THE GABELLI GLOBAL DEAL FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               COMMON STOCKS -- 71.7%
               AEROSPACE -- 2.5%
      60,000   Sequa Corp., Cl. A+...........................   $  9,946,800
                                                                ------------
               AGRICULTURE -- 0.0%
       1,000   Provimi SA....................................         31,513
                                                                ------------
               AUTOMOTIVE -- 0.1%
      15,000   Lear Corp.+...................................        481,500
                                                                ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.5%
      40,000   Keystone Automotive Industries Inc.+..........      1,910,400
                                                                ------------
               AVIATION: PARTS AND SERVICES -- 0.4%
      25,000   EDO Corp......................................      1,400,250
                                                                ------------
               BROADCASTING -- 0.0%
       1,000   Cumulus Media Inc., Cl. A+....................         10,220
                                                                ------------
               BUILDING AND CONSTRUCTION -- 0.1%
       1,000   Washington Group International Inc.+..........         87,810
       5,000   Williams Scotsman International Inc.+.........        138,550
                                                                ------------
                                                                     226,360
                                                                ------------
               BUSINESS SERVICES -- 0.8%
       2,000   Acxiom Corp...................................         39,580
       3,000   Catalina Marketing Corp.+.....................         97,170
       2,000   CDW Corp.+....................................        174,400
       2,000   CheckFree Corp.+..............................         93,080
     100,000   PHH Corp.+....................................      2,628,000
         500   United Rentals Inc.+..........................         16,085
                                                                ------------
                                                                   3,048,315
                                                                ------------
               COMPUTER SOFTWARE AND SERVICES -- 0.3%
       6,500   Affiliated Computer Services Inc.,
                 Cl. A+  ....................................        326,560
       2,000   Applix Inc.+..................................         35,560
      15,000   Ceridian Corp.+...............................        521,100
      10,000   Jupitermedia Corp.+...........................         63,300
      10,000   Neoware Inc.+.................................        162,200
                                                                ------------
                                                                   1,108,720
                                                                ------------
               CONSUMER PRODUCTS -- 7.0%
     200,000   Altadis SA....................................     14,071,212
      36,000   Harman International
                 Industries Inc. ............................      3,114,720
       9,000   Herbalife Ltd.................................        409,140
     130,000   Oakley Inc....................................      3,773,900
     127,000   Playtex Products Inc.+........................      2,321,560
     400,000   The Topps Co. Inc.............................      3,876,000
                                                                ------------
                                                                  27,566,532
                                                                ------------

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               CONSUMER SERVICES -- 0.0%
       2,000   Tele Atlas NV+................................   $     58,036
                                                                ------------
               DIVERSIFIED INDUSTRIAL -- 2.9%
     560,000   Myers Industries Inc..........................     11,099,200
      20,000   The Lamson & Sessions Co.+....................        539,200
                                                                ------------
                                                                  11,638,400
                                                                ------------
               ELECTRONICS -- 1.2%
     211,700   Alliance Semiconductor Corp...................        486,910
      60,000   Bel Fuse Inc., Cl. A..........................      2,290,800
      17,000   Techem AG.....................................      1,138,359
      22,350   Trimble Navigation Ltd.+......................        876,344
                                                                ------------
                                                                   4,792,413
                                                                ------------
               ENERGY AND UTILITIES -- 8.4%
   1,200,000   Aquila Inc.+..................................      4,812,000
      10,000   CCS Income Trust..............................        452,823
      60,000   Endesa SA.....................................      3,429,964
      20,000   Endesa SA (a).................................      1,143,322
      10,000   Energy East Corp..............................        270,500
      81,100   NorthWestern Corp.............................      2,203,487
      65,000   Pogo Producing Co.............................      3,452,150
         550   REpower Systems AG+...........................         87,838
     378,000   SEMCO Energy Inc.+............................      2,982,420
     185,000   TXU Corp......................................     12,666,950
      40,000   Western Oil Sands Inc., Cl. A+................      1,565,978
                                                                ------------
                                                                  33,067,432
                                                                ------------
               ENTERTAINMENT -- 0.6%
     100,000   Gateway Casinos Income Fund...................      2,489,318
         300   Penn National Gaming Inc.+....................         17,706
                                                                ------------
                                                                   2,507,024
                                                                ------------
               FINANCIAL SERVICES -- 4.4%
      26,000   A.G. Edwards Inc..............................      2,177,500
      80,000   ABN AMRO Holding NV...........................      4,215,090
       8,000   Asset Acceptance Capital Corp.................         92,800
     130,000   Banco Bilbao Vizcaya
                 Argentaria SA, ADR..........................      3,026,400
       5,000   Banco BPI SA..................................         42,065
       1,000   First Indiana Corp............................         31,320
      20,000   Great American Financial
                 Resources Inc. .............................        490,400
       1,000   International Securities Exchange
                 Holdings Inc.  .............................         66,470
       1,000   James River Group Inc.........................         32,400
       2,000   KMG America Corp.+............................         11,840

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      55,000   Nuveen Investments Inc., Cl. A................   $  3,406,700
       1,000   Partners Trust Financial Group Inc............         12,170
      74,000   SLM Corp......................................      3,675,580
                                                                ------------
                                                                  17,280,735
                                                                ------------
               FOOD AND BEVERAGE -- 2.8%
       2,000   Bull-Dog Sauce Co. Ltd........................          5,572
       3,000   Nissin Food Products Co. Ltd..................        107,082
       5,000   Reddy Ice Holdings Inc........................        131,850
     140,000   Royal Numico NV...............................     10,859,986
                                                                ------------
                                                                  11,104,490
                                                                ------------
               HEALTH CARE -- 12.1%
     200,000   Arrow International Inc.......................      9,098,000
       2,500   Bausch & Lomb Inc.............................        160,000
       5,200   Bioenvision Inc.+.............................         27,456
     164,700   Dade Behring Holdings Inc.....................     12,574,845
       2,000   DJO Inc.+.....................................         98,200
     120,000   Kyphon Inc.+..................................      8,400,000
       4,000   Manor Care Inc................................        257,600
     160,000   PolyMedica Corp...............................      8,403,200
         246   QIAGEN NV+....................................          4,782
     200,000   Sierra Health Services Inc.+.. ...............      8,438,000
       3,000   Ventana Medical Systems Inc.+.................        257,730
                                                                ------------
                                                                  47,719,813
                                                                ------------
               HOTELS AND GAMING -- 3.4%
      65,000   Harrah's Entertainment Inc....................      5,650,450
      74,000   Hilton Hotels Corp............................      3,440,260
      50,000   Station Casinos Inc...........................      4,374,000
                                                                ------------
                                                                  13,464,710
                                                                ------------
               MACHINERY -- 0.0%
          59   Makita Corp...................................          2,589
                                                                ------------
               MATERIALS -- 0.3%
      15,000   Florida Rock Industries Inc...................        937,350
      12,500   Intertape Polymer Group Inc.+.................         42,500
       2,000   Ryerson Inc...................................         67,480
       5,000   Stelco Inc.+..................................        191,525
                                                                ------------
                                                                   1,238,855
                                                                ------------

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               MEDIA -- 6.4%
     100,000   APN News & Media Ltd..........................   $    463,197
     270,000   Cablevision Systems Corp., Cl. A+ ............      9,433,800
     230,000   Clear Channel Communications Inc..............      8,611,200
     110,000   Dow Jones & Co. Inc...........................      6,567,000
      15,000   Tribune Co....................................        409,800
                                                                ------------
                                                                  25,484,997
                                                                ------------
               METALS AND MINING -- 3.5%
     135,000   Alcan Inc.....................................     13,510,800
       1,000   Cumerio NV/SA.................................         40,639
      10,000   Eland Platinum Holdings Ltd.+.................        148,418
       5,000   Gloucester Coal Ltd...........................         21,696
      14,500   Uranium One Inc.+.............................        191,701
                                                                ------------
                                                                  13,913,254
                                                                ------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.2%
      40,000   Equity Inns Inc...............................        903,200
       1,000   Republic Property Trust.......................         14,670
                                                                ------------
                                                                     917,870
                                                                ------------
               RESTAURANTS -- 1.3%
       1,000   Applebee's International Inc..................         24,880
       1,000   Champps Entertainment Inc.+...................          5,550
     130,000   RARE Hospitality International Inc.+ .........      4,954,300
                                                                ------------
                                                                   4,984,730
                                                                ------------
               RETAIL -- 0.5%
       3,120   AOKI Holdings Inc.............................         61,794
      22,000   Genesco Inc.+.................................      1,014,860
       1,000   Getaz Romang Holding SA+......................        944,385
         200   Guitar Center Inc.+...........................         11,860
      10,000   Pathmark Stores Inc.+.........................        127,500
                                                                ------------
                                                                   2,160,399
                                                                ------------
               SPECIALTY CHEMICALS -- 0.0%
         320   Mitsubishi Chemical Holdings Corp.                      2,786
                                                                ------------
               TELECOMMUNICATIONS -- 5.7%
     100,000   Alltel Corp...................................      6,968,000
       1,000   Andrew Corp.+.................................         13,850
     100,000   Asia Satellite Telecommunications
                 Holdings Ltd., ADR..........................      1,989,000
      20,000   Avaya Inc.+...................................        339,200
     200,000   BCE Inc.......................................      8,010,000
     360,000   Portugal Telecom SGPS SA......................      5,046,129
       5,000   Stratos Global Corp.+.........................         34,183
                                                                ------------
                                                                  22,400,362
                                                                ------------

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 1.3%
     140,000   Laidlaw International Inc.....................   $  4,930,800
       2,000   Midwest Air Group Inc.+.......................         32,900
       1,000   U.S. Xpress Enterprises Inc., Cl. A+ .........         19,760
                                                                ------------
                                                                   4,983,460
                                                                ------------
               WIRELESS COMMUNICATIONS -- 5.0%
   1,000,000   Dobson Communications Corp.,
                 Cl. A+......................................     12,790,000
      40,000   Rural Cellular Corp., Cl. A+..................      1,740,000
     200,000   SunCom Wireless Holdings Inc.,
                 Cl. A+ .....................................      5,160,000
                                                                ------------
                                                                  19,690,000
                                                                ------------
               TOTAL COMMON STOCKS...........................    283,142,965
                                                                ------------
   PRINCIPAL
    AMOUNT
   --------

               SHORT-TERM OBLIGATIONS -- 28.3%
               REPURCHASE AGREEMENTS -- 26.4%
$104,594,000   Barclays Capital Inc.,
                 4.800%, dated 09/28/2007,
                 due 10/01/07, proceeds at maturity,
                 $104,635,838 (b)............................    104,594,000
                                                                ------------
               U.S. TREASURY BILLS -- 1.9%
   7,500,000   U.S. Treasury Bills,
                 3.611% to 4.065%++,
                 12/27/07 to 03/20/08........................      7,399,432
                                                                ------------
               TOTAL SHORT-TERM
                 OBLIGATIONS    .............................    111,993,432
                                                                ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $395,222,705).....................................   $395,136,397
                                                                ============

--------------------
            Aggregate book cost..............................   $395,222,705
                                                                ============
            Gross unrealized appreciation....................   $  6,229,353
            Gross unrealized depreciation....................     (6,315,661)
                                                                ------------
            Net unrealized appreciation (depreciation) ......   $    (86,308)
                                                                ============
-------------------
(a) At September 30, 2007, the Fund held an investment in a restricted security amounting to $1,143,322 or 0.29% of total investments, which was valued under methods approved by the Board of Trustees, as follows:

                                                                     09/30/07
   ACQUISITION                          ACQUISITION  ACQUISITION  CARRYING VALUE
     SHARES    ISSUER                      DATE          COST        PER UNIT
   ----------- -------                  -----------  -----------  --------------
    20,000     Endesa SA...............   05/08/07   $1,078,432     $57.1661

(b) Collateralized by $105,670,000 Federal Home Loan Bank, 5.125%, due 08/21/2008, market value $106,685,880.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt

                                    % OF
                                   MARKET          MARKET
                                    VALUE           VALUE
                                   ------          ------
       GEOGRAPHIC DIVERSIFICATION
       United States .............  81.3%       $321,296,574
       Europe ....................  11.2          44,139,722
       Canada ....................   6.7          26,488,827
       Asia/Pacific ..............   0.6           2,473,893
       Latin America .............   0.1             409,140
       Japan .....................   0.1             179,823
       South Africa ..............   0.0             148,418
                                   -----        ------------
                                   100.0%       $395,136,397
                                   =====        ============


               See accompanying notes to schedule of investments.

                        THE GABELLI GLOBAL DEAL FUND
                NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at September 30, 2007 are as follows:

                                                                                                                NET UNREALIZED
         NOTIONAL                     EQUITY SECURITY                    INTEREST RATE/          TERMINATION     APPRECIATION
          AMOUNT                         RECEIVED                     EQUITY SECURITY PAID          DATE        (DEPRECIATION)
        ---------                    ----------------                ----------------------      -----------    --------------
                                       Market Value                   Overnight LIBOR plus
                                     Appreciation on:            Market Value Depreciation on:
 $   77,678 (100,000 shares)    Gulf Keystone Petroleum Ltd.       Gulf Keystone Petroleum Ltd.    04/15/08       $ (1,427)
  9,708,545 (750,000 shares)  Imperial Chemical Industries plc  Imperial Chemical Industries plc   05/15/08        118,209
  1,408,867 (100,000 shares)         SurfControl plc                     SurfControl plc           03/17/08         (3,984)
                                                                                                                  --------
                                                                                                                  $112,798
                                                                                                                  ========

--------------------------------------------------------------------------------
                        THE GABELLI GLOBAL DEAL FUND
                          AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Global Deal Fund (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order,
     for  example,   to  participate  in  our  dividend   reinvestment  plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                            TRUSTEES AND OFFICERS
                        THE GABELLI GLOBAL DEAL FUND
                  ONE CORPORATE CENTER, RYE, NY 10580-1422




TRUSTEES
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Clarence A. Davis
   CHIEF EXECUTIVE OFFICER,
   NESTOR, INC.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Edward T. Tokar
   SENIOR MANAGING DIRECTOR,
   BEACON TRUST COMPANY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.


OFFICERS
Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Sheila J. Moore
   ASSISTANT VICE PRESIDENT & OMBUDSMAN

Agnes Mullady
   TREASURER

David I. Schachter
   VICE PRESIDENT

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING
                                   Common
                                  --------
NYSE-Symbol:                         GDL
Shares Outstanding:              21,311,110

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds." The Net Asset Value per share may be obtained each day by calling (914) 921-5070~ or visiting
www.gabelli.com.
--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL DEAL FUND
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2007




                                                                     GDL 3Q/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Gabelli Global Deal Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 9, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 9, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady,
                          Principal Financial Officer and Treasurer

Date                      November 9, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.